Alger Mid Cap Focus Fund Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Class Y Shares [Member] | Alger Mid Cap Focus Fund | Class Y
Prospectus [Line Items]
Annual Return [Percent]	15.53%	32.02%	17.08%	(37.18%)